Composition of Loans Held-In-Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	$ 24,951,299		$ 25,564,917
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	8,960,981		9,470,225
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	4,086,647		4,690,441
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	858,454		1,141,343
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	6,691,414		5,784,181
Leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	563,867		602,993
Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,230,029		1,132,308
Consumer | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	557,894		568,353
Consumer | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,130,593		1,236,067
Consumer | Auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	518,476		503,757
Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	352,944		435,249
Non-covered loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	20,602,596	[1]	20,728,035	[2]
Non-covered loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	6,689,686		7,006,676
Non-covered loans | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	3,845,200		4,386,809
Non-covered loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	311,628		500,851
Non-covered loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	5,518,460		4,524,722
Non-covered loans | Leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	563,867		602,993
Non-covered loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	3,673,755		3,705,984
Non-covered loans | Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,230,029		1,132,308
Non-covered loans | Consumer | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	557,894		568,353
Non-covered loans | Consumer | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,130,593		1,236,067
Non-covered loans | Consumer | Auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	518,476		503,757
Non-covered loans | Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	236,763		265,499
Covered loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	4,348,703		4,836,882
Covered loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	2,271,295		2,463,549
Covered loans | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	241,447		303,632
Covered loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	546,826		640,492
Covered loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	1,172,954		1,259,459
Covered loans | Leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	116,181		169,750
Covered loans | Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer | Auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	0		0
Covered loans | Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio	$ 116,181		$ 169,750

[1]	Loans held-in-portfolio at December 31, 2011 are net of $101 million in unearned income and exclude $363 million in loans held-for-sale.
[2]	Loans held-in-portfolio at December 31, 2010 are net of $106 million in unearned income and exclude $894 million in loans held-for-sale.